Noncontrolling Interest (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 964,111	$ 1,066,603
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	92,723	84,523	$ 109,048
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 686,503	$ 623,785
Percentage of noncontrolling interest recognized in consolidated balance sheets	67.00%	66.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 65,586	$ 77,025	61,403
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 277,608	$ 442,818
Percentage of noncontrolling interest recognized in consolidated balance sheets	33.00%	32.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 27,137	$ 7,603	$ 47,645
Percentage of net income /(loss) attributable to noncontrolling interest recognized in consolidated statements of comprehensive income	33.00%	32.00%	31.00%